UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [   ]; Amendment Number:__
     This Amendment (Check only one):     [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Claymore Investments, Inc.
Address:       2455 Corporate West Drive
               Lisle, IL 60532

Form 13F File Number:     028-12551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements and schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kevin M. Robinson
Title:        Senior Managing Director, General Counsel, and Corporate Secretary
Phone:        630-505-3700

  /s/ Kevin M. Robinson            Lisle, Illinois          February 2, 2011
__________________________       _____________________      ________________
     [Signature]                   [City, State]                 [Date]


Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ X ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other
     reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
--------------------          ----
028-12836                     Guggenheim Capital, LLC